Investments in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | $	$ 1,493	$ 11,098				$ 53,240,604
Prenetics Pte. . Ltd.
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | $			$ 10
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%		100.00%	100.00%	100.00%
Prenetics EMEA Limited (formerly known as DNAFit Life Sciences Limited)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | £				£ 76,765.81
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%		100.00%	100.00%	100.00%
Prenetics Innovation Labs Private Limited
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | ₨					₨ 500,000
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%		100.00%	100.00%	100.00%
Oxsed Limited (note 32)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | £				£ 1
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%		100.00%	100.00%	100.00%